COMMON STOCK (Details Narrative) - USD ($)		3 Months Ended
	Nov. 19, 2021	Oct. 31, 2023	Jul. 31, 2023	Oct. 09, 2023	Jan. 06, 2023	Jan. 05, 2023	Jan. 04, 2023	Jan. 02, 2023	Oct. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized									985,000,000
Common Stock, Par or Stated Value Per Share									$ 0.001
Capital Units, Authorized					1,000,000,000	510,000,000
Preferred Stock, Shares Authorized									15,000,000
Preferred Stock, Par or Stated Value Per Share									$ 0.001
[custom:StockIssuedDuringPeriodRegulationAStockIssuancesShares]		58,500	1,968,032
Shares Issued, Price Per Share		$ 1.00	$ 1.00
[custom:StockIssuedDuringPeriodRegulationAStockIssuance]		$ 58,500	$ 1,968,032
Common Stock, Value, Issued		$ 419,341							$ 105,265
Common Stock, Shares, Outstanding		419,341,584							105,265,299
Sale of Stock, Number of Shares Issued in Transaction		6,000
H N O Green Fuels [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Issued	20,000,000
Notes Payable	$ 20,000
Debt Instrument, Maturity Date	Dec. 19, 2022
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized					985,000,000
Common Stock, Par or Stated Value Per Share					$ 0.001
Common Stock, Shares, Issued				24,753
Common Stock, Value, Issued				$ 20,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized					15,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001
Stock Receivable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other			13,750
Stock Issued During Period, Value, Other			$ 13,750
Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		18,501	19,750
Sale of Stock, Consideration Received on Transaction		$ 18,501	$ 19,750
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital Units, Authorized							1,000,000,000
Shares, Issued								2,025,000
Share Price								$ 0.001